UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Apr-09

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          79

Form 13F Information Table Value Total:     $ 56,398

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      551    28464 SH       Sole                     3475             24989
                                                                 8      400 SH                                                   400
Adobe Systems Inc.             COM              00724f101      880    41118 SH       Sole                     6950             34168
                                                                32     1475 SH                                                  1475
Archer-Daniels-Midland Company COM              039483102     1154    41555 SH       Sole                     6590             34965
                                                                22      775 SH                                                   775
Auto Data Processing           COM              053015103     1373    39057 SH       Sole                     5095             33962
                                                                55     1555 SH                                                  1555
Avery Dennison Corp.           COM              053611109      587    26287 SH       Sole                     4425             21862
                                                                12      525 SH                                                   525
Bank of America Corp.          COM              060505104      413    60545 SH       Sole                     6879             53666
                                                               209    30610 SH                                  75             30535
Becton, Dickinson & Company    COM              075887109     1743    25916 SH       Sole                     3725             22191
                                                               106     1575 SH       			                        1575
C.R. Bard Inc.                 COM              067383109     2038    25567 SH       Sole                     3360             22207
                                                               108     1360 SH                                  25              1335
CenturyTel, Inc.               COM              156700106     1016    36148 SH       Sole                     5960             30188
                                                                29     1025 SH                                  75               950
Chubb Corp.                    COM              171232101     1461    34534 SH       Sole                     4660             29874
                                                                60     1425 SH                                  50              1375
Cognizant Technology Solutions COM              192446102      745    35846 SH       Sole                     6125             29721
                                                                18      875 SH                                                   875
Cohen Steers Realty Ishares    COM              464287564      284    10236 SH       Sole                     1300              8936
                                                                15      525 SH                                                   525
Colgate Palmolive              COM              194162103      206     3500 SH       Sole                                       3500
Emerson Electric Company       COM              291011104     1212    42414 SH       Sole                     4835             37579
                                                                56     1950 SH                                  50              1900
Exxon Mobil Corp.              COM              30231G102     3474    51015 SH       Sole                     6989             44026
                                                               339     4985 SH                                                  4985
Fiserv Inc.                    COM              337738108     1371    37614 SH       Sole                     6035             31579
                                                                71     1950 SH                                  50              1900
General Electric Co.           COM              369604103      870    86098 SH       Sole                     7935             78163
                                                               101    10025 SH                                                 10025
Hess Corporation               COM              42809h107      180     3315 SH       Sole                      550              2765
                                                                49      900 SH                                                   900
IBM Corp.                      COM              459200101     1008    10408 SH       Sole                     1645              8763
                                                               191     1975 SH                                                  1975
Johnson & Johnson              COM              478160104     1393    26480 SH       Sole                     4227             22253
                                                                55     1050 SH                                                  1050
MSCI EAFE Ishares              COM              464287465     1526    40593 SH       Sole                     4700             35893
                                                                75     1990 SH                                 290              1700
MSCI Emerging Markets Ishares  COM              464287234     2167    87362 SH       Sole                     9535             77827
                                                                82     3309 SH                                  99              3210
P P G Industries Inc.          COM              693506107      898    24331 SH       Sole                     3735             20596
                                                                14      375 SH                                                   375
PepsiCo Inc.                   COM              713448108     2065    40106 SH       Sole                     7732             32374
                                                               349     6775 SH                                                  6775
Pfizer Inc.                    COM              717081103       83     6093 SH       Sole                      290              5803
                                                                74     5400 SH                                                  5400
Procter & Gamble Co.           COM              742718109      882    18733 SH       Sole                      550             18183
                                                               207     4392 SH                                                  4392
Quest Diagnostics              COM              74834l100     2200    46332 SH       Sole                     6360             39972
                                                                63     1325 SH                                 100              1225
Questar Corp.                  COM              748356102      689    23417 SH       Sole                     3640             19777
                                                                23      775 SH                                                   775
S&P Mid Cap 400 Ishares        COM              464287507     4078    83782 SH       Sole                     9765             74017
                                                               145     2975 SH                                 100              2875
S&P Small Cap 600 Ishares      COM              464287804     2525    69400 SH       Sole                     8270             61130
                                                                94     2575 SH                                 100              2475
Schlumberger Ltd.              COM              806857108     1598    39336 SH       Sole                     5655             33681
                                                               140     3450 SH                                                  3450
Sigma Aldrich Corp.            COM              826552101     1879    49725 SH       Sole                     6820             42905
                                                                80     2125 SH                                                  2125
Southern Company               COM              842587107     2300    75108 SH       Sole                     9371             65737
                                                               332    10840 SH                                 300             10540
Standard & Poor's 500 Dep. Rec COM              78462f103     1518    19091 SH       Sole                      784             18307
                                                                14      170 SH                                                   170
Stanley Works                  COM              854616109      764    26242 SH       Sole                     4425             21817
                                                                15      525 SH                                                   525
Stryker Corp.                  COM              863667101     2250    66112 SH       Sole                     5961             60151
                                                                31      900 SH                                                   900
Supervalu Inc.                 COM              868536103      505    35362 SH       Sole                     5185             30177
                                                                20     1425 SH                                  50              1375
Tortoise Energy Infrastructure COM              89147l100     1298    62390 SH       Sole                    10370             52020
                                                                70     3375 SH                                                  3375
U.S. Bancorp Del New           COM              902973304      629    43058 SH       Sole                     7060             35998
                                                               140     9550 SH                                                  9550
Walgreen Company               COM              931422109     1013    39020 SH       Sole                     5999             33021
                                                                68     2615 SH                                                  2615